Average Annual Total Returns - Nationwide SP 500 Index Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 5 Years	Service Class Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	11.00%	13.18%	12.55%	10.67%	11.24%	10.83%	6.70%	10.02%	9.91%	15.95%	13.81%	12.51%	17.39%	14.28%	12.90%	18.25%	15.03%	13.69%	17.82%	14.58%	13.24%	17.94%	14.74%	13.41%	18.40%	15.22%	13.88%